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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ];       Amendment Number: ___

      This Amendment (Check only one.):     [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Assets Investment Management, LLC
Address:          11455 El Camino Real
                  Suite 363
                  San Diego, CA 92130

                        Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ernest S. Rady
Title:            Chief Investment Officer
Phone:            858-350-2600

Signature, Place, and Date of Signing:

           /s/  Ernest S. Rady       San Diego, CA      8/12/2008
        ------------------------     [City, State]       [Date]
             [Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number              Name
028-11688                          Insurance Company of the West

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

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                              --------------

Form 13F Information Table Entry Total:                   44
                                              --------------

Form 13F Information Table Value Total:       $      103,940
                                              --------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number         Name
1       028-11688                     Insurance Company of the West

                           Form 13-F Information Table
                               as of June 30, 2008

                                       TITLE
                                        OF                VALUE      SHARES/  SH/  PUT/  INVSTMT    OTHER        VOTING   AUTHORITY
NAME OF ISSUER                         CLASS     CUSIP   (x$1000)    PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED  NONE
ALTRIA GROUP INC                        com    02209s103    2,632     128,000   SH          sole               108,000
AMBAC FINANCIAL GROUP INC               com    023139108      41       30,300   SH          sole                30,300
AMERICAN EXPRESS COMPANY                com    025816109      942      25,000   SH          sole                25,000
AMERICAN INTERNATIONAL GROUP INC        com    026874107    3,175     120,000   SH          sole               120,000
ANARDARKO PETROLEUM CORP                com    032511107    2,619      35,000   SH          sole                35,000
BANK OF AMERICA CORP                    com    060505104    2,244      94,000   SH          sole                94,000
BP P L C SPONSORED ADR
(FRM BP AMOCO PLC)                      com    055622104    6,609      95,000   SH          sole                95,000
CAPITAL ONE FINANCIAL CORP              com    14040h105    3,041      80,000   SH          sole                80,000
CARDINAL HEALTH INC                     com    14149y108    1,547      30,000   SH          sole                30,000
CATERPILLAR INC                         com    149123101    1,846      25,000   SH          sole                25,000
CHESAPEAKE ENERGY CORP                  com    165167107    3,298      50,000   SH          sole                50,000
CHEVRON CORPORATION                     com    166764100    7,336      74,000   SH          sole                74,000
CHUBB CORP                              com    171232101    2,941      60,000   SH          sole                60,000
CINCINNATI FINANCIAL CORP               com    172062101      635      25,000   SH          sole                25,000
CIT GROUP INC NEW                       com    125581108      170      25,000   SH          sole                25,000
CIT GROUP INC.                          com    172967101    1,777     106,000   SH          sole               106,000
COCA COLA CO                            com    191216100    3,379      65,000   SH          sole                65,000
COMCAST CORP NEW CL A                   com    20030n101    2,134     112,500   SH          sole               112,500
CONOCOPHILLIPS                          com    20825c104    6,796      72,000   SH          sole                72,000
ELI LILLY & CO                          com    532457108    1,616      35,000   SH          sole                35,000
EXXON MOBIL CORP                        com    30231g102    2,203      25,000   SH          sole                25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)      com    313586109    1,028      52,700   SH          sole                52,700
FIDELITY NATIONAL FINANCIAL INC         com    316326107      308      24,454   SH          sole                24,454
FIDELITY NATIONAL INFORMATION
 SERVICES                               com    31620m106      397      10,748   SH          sole                10,748
GENERAL ELECTRIC CO                     com    369604103    3,203     120,000   SH          sole               120,000
GENERAL MILLS INC                       com    370334104    3,039      50,000   SH          sole                50,000
GLAXOSMITHKLINE PLC SPONSORED
 ADR(FRM GLAX                           com    37733w105    1,769      40,000   SH          sole                40,000
HARTFORD FINANCIAL SERVICES
 GROUP INC                              com    416515104    2,260      35,000   SH          sole                35,000

HOME DEPOT INC                          com    437076102      937      40,000   SH          sole                40,000
INDYMAC BANCORP INC                     com    456607100       38      62,000   SH          sole                62,000
ISTAR FINL INC                          com    45031u101      330      25,000   SH          sole                25,000
JOHNSON & JOHNSON                       com    478160104    3,860      60,000   SH          sole                60,000
JPMORGAN CHASE & CO FORMERLY J P
  MORGAN CH                             com    46625h100    2,059      60,000   SH          sole                60,000
KROGER CO                               com    501044101      577      20,000   SH          sole                20,000
LOWES COMPANIES INC                     com    548661107      122       5,900   SH          sole                 5,900
MCDONALDS CORP                          com    580135101    1,968      35,000   SH          sole                35,000
MICROSOFT                               com    594918104    1,926      70,000   SH          sole                70,000
MORGAN STANLEY                          com    617446448    1,804      50,000   SH          sole                50,000
OVERSEAS SHIPHOLDING GROUP INC          com    690368105    5,169      65,000   SH          sole                65,000
PHILIP MORRIS INTERNATIONAL INC.        com    718172109    6,322     128,000   SH          sole               128,000
ROYAL DUTCH SHELL PLC SPONSORED
  ADR REPSTG                            adr    780259206    2,860      35,000   SH          sole                35,000
WAL-MART STORES INC                     com    931142103    3,934      70,000   SH          sole                70,000
WYETH COM                               com    983024100    1,679      35,000   SH          sole                35,000
XTO ENERGY INC                          com    98385X106    1,370      20,000   SH          sole                20,000

TOTAL                                    44               103,940   2,425,602                                2,425,602